UNSECURED CONVERTIBLE NOTES - 2022 Notes (FY) (Details) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended		11 Months Ended	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Nov. 30, 2023	Dec. 31, 2023	Dec. 31, 2022	Dec. 01, 2023
Debt Instrument [Line Items]
Preferred Stock outstanding (in shares)				0
Interest expense	$ 1,100	$ 222		$ 2,170	$ 65
Series A-2 Preferred Stock
Debt Instrument [Line Items]
Preferred Stock outstanding (in shares)						3,327,624
Convertible preferred stock, shares issued upon conversion (in shares)						3,377,812
Convertible Debt
Debt Instrument [Line Items]
Long-term debt, gross				0	18,879
Debt discount				0	35
2022 Unsecured Convertible Notes | Convertible Debt
Debt Instrument [Line Items]
Debt instrument, face amount					20,000	$ 19,130
Long-term debt, gross				19,130
Closing financing costs					87
Accrued interest						813
Debt discount						$ 36
Closing financing costs				36	35
Amortization of closing financing costs				38	15
Interest expense				552	249
2022 Convertible Notes | Convertible Debt
Debt Instrument [Line Items]
Debt instrument, face amount			$ 19,100		18,900
Long-term debt, gross				0	$ 18,879
Accrued interest			$ 800
Conversion price (in dollars per share)						$ 5.982
2022 Convertible Notes | Convertible Debt | Series A-2 Preferred Stock
Debt Instrument [Line Items]
Shares converted (in shares)			3,327,624
Additional 2022 Convertible Note | Convertible Debt
Debt Instrument [Line Items]
Debt instrument, face amount				250
Long-term debt, gross				$ 250